Business, Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of segments | Segment	5
Property, Plant and Equipment [Abstract]
Cost basis of property, equipment and leasehold improvements	$ 2,400	$ 2,000
Accumulated depreciation and amortization of property, equipment and leasehold improvements	1,100	1,100
Depreciation and amortization expense	206	215	$ 181
Cost basis of computer software	2,200	2,000
Accumulated amortization of computer software	1,500	1,300
Amortization expense related to computer software	$ 208	$ 212	$ 209
Minimum
Real Estate Held-for-investment And Accumulated Depreciation [Line Items]
Real Estate Held-for-investment And Accumulated Depreciation Life Used For Depreciation	20 years
Maximum
Real Estate Held-for-investment And Accumulated Depreciation [Line Items]
Real Estate Held-for-investment And Accumulated Depreciation Life Used For Depreciation	55 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Other Capitalized Property Plant and Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Other Capitalized Property Plant and Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Leasehold Improvements [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years
VODA and VOCRA [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
VODA and VOCRA [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period	40 years
Accounting Standards Update 2011-06 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of the new accounting pronouncement	$ 57
Accounting Standards Update 2013-11 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adoption of the new accounting pronouncement	$ 286